Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Contract Liabilities
11.	Contract Liabilities

Contract liabilities - current consist of the following:

	As of December 31,
	2025	2024
Deferred revenue related to customer loyalty program	9,880,088	14,187,502
Advance from customers related to coupons and gift cards	10,730,632	12,390,620
Deferred revenue related to upfront franchise fees received from sub-franchisees	5,166,032	3,235,686
Advance from sub-franchisees related to other franchise support activities	9,054,363	8,435,669
Others	2,366,022	1,428,070
Total	37,197,137	39,677,547

Contract liabilities - non-current consist of the following:

	As of December 31,
	2025	2024
Deferred revenue related to upfront franchise fees received from sub-franchisees	10,132,998	7,781,755
Others	-	240,000
Total	10,132,998	8,021,755

Contract liabilities primarily consist of deferred revenue related to customer loyalty program and advance from customers related to coupons and gift cards. The deferred revenue related to customer loyalty program and advance from customers related to coupons and gift cards are expected to be recognized as revenue in the next 12 months from the balance sheet date.

Among the balance of contract liabilities as of December 31, 2024, RMB39,568,833 was recognized as revenue during the year ended December 31, 2025.

As of December 31, 2025, the Company had RMB15,299,030 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods of each individual franchise agreement and of which RMB5,166,032 is expected to be recognized in the next 12 months, RMB10,132,998 is expected to be recognized in next 2 to 10 years.

The Company has elected, as a practical expedient not to disclose the value of remaining performance obligations associated with sales-based royalty promised to sub-franchisees in exchange for franchise right and other related services.